Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Office equipment and furniture		$ 427	$ 429
Property and equipment, gross		427	429
Less: accumulated depreciation and amortization		(424)	(420)
Property and equipment, net	$ 1	3	9
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Office equipment and furniture		6	6
Property and equipment, gross		$ 6	6
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		2 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		5 years
Office Equipment snd Furniture [Member]
Property, Plant and Equipment [Line Items]
Office equipment and furniture		$ 420	423
Property and equipment, gross		$ 420	$ 423
Office Equipment snd Furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Office Equipment snd Furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		5 years